OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Vessels leased to third parties, cost	$ 1,774,600	$ 1,922,200
Vessels leased to third parties, accumulated depreciation	$ 100,200	$ 39,300
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Operating lease, ROU asset	$ 3,918	$ 899	$ 2,800
Weighted average remaining lease term	6 years 2 months 12 days	2 years 4 months 24 days
Weighted average discount rate, percent	5.50%	5.50%